ADVANCE TO SUPPLIERS AND ADVANCE FROM CUSTOMERS (Tables)	12 Months Ended
Sep. 30, 2024
ADVANCE TO SUPPLIERS AND ADVANCE FROM CUSTOMERS
Schedule of advance to suppliers

	As of September 30,
	2024	2023
Prepayments for materials purchased	$17,641,946	$4,810,044

Schedule of advance from customers

	As of September 30,
	2024	2023
Prepayments from customers	$14,861,280	$821,694